Condensed Consolidated Balance Sheet ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,148,597	$ 171,481	¥ 1,431,317
Restricted cash	4,453	665	7,795
Short-term investments	0	0	63,757
Accounts receivable (net of allowances of RMB39,166 and RMB44,823 (US$6,692) as of December 31, 2021 and June 30, 2022, respectively.)	100,960	15,073	92,197
Contract assets	44,593	6,657	42,391
Inventories, net	129,637	19,355	123,210
Prepayments and other current assets	34,845	5,205	60,279
Total current assets	1,463,085	218,436	1,820,946
Non-current assets:
Equity method investment	733	109	910
Convertible note receivable, Noncurrent	5,000	746	0
Property and equipment, net	301,249	44,975	325,438
Operating right-of-use assets	66,655	9,951	81,007
Intangible assets, net	3,354	500	5,150
Other non-current assets	21,198	3,165	45,136
Total non-current assets	398,189	59,446	457,641
TOTAL ASSETS	1,861,274	277,882	2,278,587
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB279,601and RMB275,112 (US$41,072) as of December 31, 2021 and June 30, 2022, respectively):
Accounts payable	56,495	8,434	63,080
Deferred revenue	163,093	24,349	142,871
Accrued liabilities and other current liabilities	98,435	14,696	127,892
Customer deposits	1,052	157	972
Short-term borrowings	2,370	354	2,370
Current portion of operating lease liabilities	38,005	5,674	34,999
Total current liabilities	359,450	53,664	372,184
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB38,232 and RMB41,896 (US$6,255) as of December 31, 2021 and June 30, 2022, respectively):
Other non-current liabilities	37,242	4,830	11,776
Operating lease liabilities	32,349	5,560	49,316
Total non-current liabilities	69,591	10,390	61,092
TOTAL LIABILITIES	429,041	64,054	433,276
Commitments and contingencies
Shareholders' equity:
Equity forward	(66,850)	(9,980)	0
Additional paid-in capital	4,431,603	661,621	4,280,956
Accumulated deficits	(2,752,238)	(410,898)	(2,228,713)
Accumulated other comprehensive loss	(180,419)	(26,936)	(207,069)
Total shareholders' equity	1,432,233	213,828	1,845,311
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,861,274	277,882	2,278,587
Common Class A [Member]
Shareholders' equity:
Ordinary shares	116	18	116
Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 21	$ 3	¥ 21